Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Tax

The components of loss before income tax for the years ended March 31, 2024 and 2023 were as follows:

	Year ended March 31,
	2024	2023
U.S. operations	$(11,652)	$(4,806)
Non-U.S. operations	4,455	5,810
Total loss before income taxes	$(7,197)	$1,004

Schedule of Provision for Income Taxes

The provision for income taxes during the years ended March 31, 2024 and 2023 consists of the following:

	Year ended March 31,
	2024	2023
Current:
State	$—	$—
Federal	—	—
Foreign	347	1,435
Deferred:	—	—
State	—	—
Federal	1	58
Foreign

Noncurrent:
State	—	—
Federal	200	525
Foreign	698	—
Total	$1,246	$2,018

Schedule of Reconciliation of Income Tax Expense and Effective Income Tax Rate
	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Income tax expense/(benefit)	$335	$52	$1,058	$278
Effective tax rate	332%	(2)%	206%	(5)%

A reconciliation of income tax expense computed at the statutory corporate income tax rate to the effective income tax rate for the years ended March 31, 2024 and 2023 is as follows:

	Year ended March 31,
	2024	2023
Tax expense computed at federal statutory rate	21.0%	21.0%
State tax	6.4%	(12.7)%
Change in valuation allowance	11.6%	80.0%
Foreign rate differential	9.2%	(7.7)%
Non-deductible expenses	(15.2)%	62.6%
Uncertain Tax Positions	(53.5)%	52.3%
Other	3.2%	5.5%
Total income tax expense	(17.3)%	201.0%

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The Company’s deferred tax position reflects the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the deferred tax assets and liabilities are as follows:

	Year ended March 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$6,793	$6,483
Pension	422	323
Accrued expenses	35	138
Section 163(j) interest expense carryforward	84	165
Capitalized R&D	332	689
GAAP to statutory adjustments	741	686
Other	217	152
Total gross deferred tax assets	8,624	8,636
Less: valuation allowance	(8,139)	(8,264)
Total deferred tax assets, net of valuation allowance	$485	$372
Deferred tax liabilities:
Depreciation	$6	$7
GAAP to statutory adjustments	418	424
Other	173	51
Total gross deferred tax liabilities	597	482
Net deferred tax liabilities	$112	$110

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Liability

A reconciliation of beginning and ending amount of unrecognized tax liability is presented below:

	Year ended March 31,
	2024	2023
Unrecognized Tax Liability – beginning balance	$—	$—
Net Increases – tax positions in current year	—	—
Net Increases – tax positions in prior year	3,499
Total income tax expense	$3,499	—